Pensions (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Post-employment benefit expense, defined contribution plans	$ 0.1	$ 0.4	$ 0.9
Superannuation in australia [member]
IfrsStatementLineItems [Line Items]
Pension plan, employer contribution rate	11.00%
Pension plan, employer contribution rate FY 2025	11.50%
Pension for UK employees [member]
IfrsStatementLineItems [Line Items]
Pension plan, employer contribution rate	7.00%	7.00%
Pension for netherlands employees [member]
IfrsStatementLineItems [Line Items]
Pension plan, employer contribution rate	10.30%